Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating revenues
Oil and gas sales	$ 124,877	$ 194,555	$ 378,401
Other revenues	2,970	2,844	2,196
Total operating revenues	127,847	197,399	380,597
Operating costs and expenses
Lease operating	32,640	41,027	37,760
Production and ad valorem taxes	7,768	12,130	22,556
Exploration	6,673	6,551	3,453
Depletion, depreciation and amortization	153,930	205,498	181,669
Accretion of ARO liability	1,263	1,087	770
General and administrative	29,640	33,388	25,763
Other operating	199	4,188
Total operating expenses	232,113	303,869	271,971
Operating income (loss)	(104,266)	(106,470)	108,626
Other income (expense)
Interest expense	(53,127)	(64,458)	(41,875)
Gain on debt extinguishment	99,530
Net gain (loss) on commodity derivatives	(51,264)	158,753	189,641
Other income (expense)	536	317	(4,554)
Other income (expense), net	(4,325)	94,612	143,212
Income (loss) before income tax	(108,591)	(11,858)	251,838
Income tax provision (benefit)
Current	3,981	113	53
Deferred	(27,767)	(2,894)	26,165
Total income tax provision (benefit)	(23,786)	(2,781)	26,218
Net income (loss)	(84,805)	(9,077)	225,620
Net income (loss) attributable to non-controlling interests	(42,253)	(6,696)	184,484
Net income (loss) attributable to controlling interests	(42,552)	(2,381)	41,136
Dividends and accretion on preferred stock	(2,669)
Net income (loss) attributable to common shareholders	$ (45,221)	$ (2,381)	$ 41,136
Earnings (loss) per share:
Basic - Net income (loss) attributable to common shareholders	$ (1.04)	$ (0.08)	$ 3.02
Diluted - Net income (loss) attributable to common shareholders	$ (1.04)	$ (0.08)	$ 3.02
Weighted average Class A shares outstanding:
Basic (in shares)	43,506	29,161	13,622
Diluted (in shares)	43,506	29,161	13,630
Class A common stock
Weighted average Class A shares outstanding:
Basic (in shares)	43,506	29,161	13,622
Diluted (in shares)	43,506	29,161	13,630